Leases - Schedule of future minimum rental payments, exclusive of taxes, insurance and other costs, under the leases (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Operating Lease Maturity
2023	$ 727	$ 823
2024	352	727
2025	352	352
2026	352	352
2027		352
Thereafter		88
Thereafter	88
2023 (remaining six months)	413
Total future minimum lease payments	2,284	2,694
Imputed interest	(245)	(314)
Total liability	$ 2,039	$ 2,380